Debt due within one year - Summary of Total Bank Credit Facilities (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN		$ 975,000,000	$ 837,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		3,500,000,000
DRAWN		0
LETTERS OF CREDIT		0
COMMERCIAL PAPER OUTSTANDING	$ 274	349,000,000
NET AVAILABLE		3,151,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		106,000,000
DRAWN		0
LETTERS OF CREDIT		106,000,000
COMMERCIAL PAPER OUTSTANDING		0
NET AVAILABLE		0
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		3,606,000,000
DRAWN		0
LETTERS OF CREDIT		106,000,000
COMMERCIAL PAPER OUTSTANDING		349,000,000
NET AVAILABLE		3,151,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		1,939,000,000
DRAWN		0
LETTERS OF CREDIT		1,082,000,000
COMMERCIAL PAPER OUTSTANDING		0
NET AVAILABLE		857,000,000
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		5,545,000,000
DRAWN		0
LETTERS OF CREDIT		1,188,000,000
COMMERCIAL PAPER OUTSTANDING		349,000,000
NET AVAILABLE		4,008,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		2,500,000,000
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		$ 1,000,000,000